FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       November 8, 2004


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       78

Form 13F Information Table Value Total:       $184,485



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      457    10788 SH       SOLE                             10788
Adobe Systems Inc              COM              00724F101     2610    52750 SH       SOLE                             52750
Altria Group Inc               COM              02209S103      309     6565 SH       SOLE                              6565
American International Group   COM              026874107     3542    52097 SH       SOLE                             52097
Amgen Inc                      COM              031162100     2863    50390 SH       SOLE                             50390
Amphenol Corp-CL A             COM              032094203     2460    71800 SH       SOLE                             71800
Avery-Dennison Corp            COM              053611109      444     6750 SH       SOLE                              6750
BJ Services Co                 COM              055482103     3228    61600 SH       SOLE                             61600
Bank of America Corp           COM              060505104     5667   130794 SH       SOLE                            130794
BellSouth Corp                 COM              079860102     4144   152820 SH       SOLE                            152820
Best Buy Co Inc                COM              086516101     3268    60250 SH       SOLE                             60250
Caremark Rx Inc                COM              141705103     4182   130390 SH       SOLE                            130390
Cendant Corp                   COM              151313103     2347   108650 SH       SOLE                            108650
ChevronTexaco Corp             COM              166764100     4404    82100 SH       SOLE                             82100
Cisco Systems Inc              COM              17275R102     3634   200770 SH       SOLE                            200770
Citigroup Inc                  COM              172967101     3888    88128 SH       SOLE                             88128
Coach Inc                      COM              189754104     4236    99870 SH       SOLE                             99870
Coca Cola Co                   COM              191216100      764    19068 SH       SOLE                             19068
Costco Wholesale Corp          COM              22160K105      345     8310 SH       SOLE                              8310
Danaher Corp                   COM              235851102     2455    47875 SH       SOLE                             47875
Dell Inc                       COM              24702R101     7465   209677 SH       SOLE                            209677
Dow Chemical Co                COM              260543103      407     9000 SH       SOLE                              9000
EMC Corp - Mass                COM              268648102      187    16200 SH       SOLE                             16200
East West Bancorp Inc          COM              27579R104      202     6000 SH       SOLE                              6000
Ebay Inc                       COM              278642103     2833    30818 SH       SOLE                             30818
Exxon Mobil Corp               COM              30231G102      956    19788 SH       SOLE                             19788
Fannie Mae                     COM              313586109     1188    18740 SH       SOLE                             18740
First Data Corp                COM              319963104     2848    65480 SH       SOLE                             65480
General Electric Co            COM              369604103     5591   166507 SH       SOLE                            166507
Gillette Co                    COM              375766102      250     6000 SH       SOLE                              6000
Harley-Davidson Inc            COM              412822108     2137    35950 SH       SOLE                             35950
Health Management Assoc Inc    COM              421933102      481    23524 SH       SOLE                             23524
Home Depot Inc                 COM              437076102     1544    39400 SH       SOLE                             39400
Illinois Tool Works Inc        COM              452308109     1230    13200 SH       SOLE                             13200
International Business Machine COM              459200101     3989    46529 SH       SOLE                             46529
Johnson & Johnson              COM              478160104     2147    38114 SH       SOLE                             38114
Lehman Brothers Holding Inc    COM              524908100     2716    34075 SH       SOLE                             34075
Lennar Corp                    COM              526057104     4265    89600 SH       SOLE                             89600
Lowe's Companies               COM              548661107      609    11200 SH       SOLE                             11200
MBNA Corp                      COM              55262L100     3741   148451 SH       SOLE                            148451
Masco Corp                     COM              574599106     3021    87500 SH       SOLE                             87500
McGraw-Hill Companies Inc      COM              580645109     2446    30700 SH       SOLE                             30700
Medtronic Inc                  COM              585055106     3646    70250 SH       SOLE                             70250
Microsoft Corp                 COM              594918104     5504   199064 SH       SOLE                            199064
Nike Inc Cl B                  COM              654106103     2348    29800 SH       SOLE                             29800
Northern Trust Corp.           COM              665859104      543    13320 SH       SOLE                             13320
Pactiv Corporation             COM              695257105     2782   119650 SH       SOLE                            119650
Patina Oil & Gas Corp          COM              703224105     2061    69700 SH       SOLE                             69700
Paychex Inc                    COM              704326107     1741    57750 SH       SOLE                             57750
Pfizer Inc                     COM              717081103     4339   141799 SH       SOLE                            141799
Plantronics, Inc               COM              727493108     2266    52400 SH       SOLE                             52400
Procter & Gamble Co            COM              742718109     3240    59870 SH       SOLE                             59870
Ruby Tuesday Inc               COM              781182100     3128   112250 SH       SOLE                            112250
SBC Communications Inc         COM              78387G103      655    25242 SH       SOLE                             25242
Schering Plough Corp           COM              806605101      409    21440 SH       SOLE                             21440
Smith International Inc        COM              832110100      389     6400 SH       SOLE                              6400
Southern Co                    COM              842587107      319    10638 SH       SOLE                             10638
Southtrust Corp                COM              844730101     2916    70000 SH       SOLE                             70000
St Jude Medical Inc            COM              790849103     4563    60625 SH       SOLE                             60625
Stryker Corp                   COM              863667101     3688    76700 SH       SOLE                             76700
SunTrust Banks Inc             COM              867914103      693     9848 SH       SOLE                              9848
Symantec Corp                  COM              871503108     4497    81950 SH       SOLE                             81950
Sysco Corp                     COM              871829107     2192    73250 SH       SOLE                             73250
United Parcel Service -CL B    COM              911312106     3031    39925 SH       SOLE                             39925
United Technologies Corp       COM              913017109     4573    48975 SH       SOLE                             48975
UnitedHealth Group Inc         COM              91324p102     3381    45850 SH       SOLE                             45850
V F Corp                       COM              918204108      218     4409 SH       SOLE                              4409
Verizon Communications         COM              92343v104      221     5603 SH       SOLE                              5603
Wachovia Corp                  COM              929903102      859    18300 SH       SOLE                             18300
Wal-Mart Stores Inc            COM              931142103     4640    87215 SH       SOLE                             87215
Walgreen Co                    COM              931422109      804    22450 SH       SOLE                             22450
Wellpoint Health Networks      COM              94973h108      688     6550 SH       SOLE                              6550
Wells Fargo Company            COM              949746101     3615    60625 SH       SOLE                             60625
XTO Energy Inc                 COM              98385X106     4211   129655 SH       SOLE                            129655
American High Income Tr SBI                     026547109      154 12551.620000SH    SOLE                        12551.620000
American Wash Mutual Invst-A                    939330106      268 9143.418000SH     SOLE                        9143.418000
Merrill Lynch Fundamental Grow                  589958107      199 12200.468000SH    SOLE                        12200.468000
New Perspective Fund Cl A                                      201 8051.615000SH     SOLE                        8051.615000